DEBT AND LEASE ARRANGEMENTS - Schedule of Future Lease Payments Under Lease Contracts (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of operating lease payments [line items]
Contractual lease payments	$ 40,003	$ 42,739
Interest	12,496	14,319
Lease liabilities	27,507	28,420
Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Contractual lease payments	5,805	6,059
Interest	1,667	1,916
Lease liabilities	4,138	4,143
Between 1 and 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Contractual lease payments	15,889	16,681
Interest	4,972	5,617
Lease liabilities	10,917	11,064
5 years and later
Disclosure of maturity analysis of operating lease payments [line items]
Contractual lease payments	18,309	19,999
Interest	5,857	6,786
Lease liabilities	$ 12,452	$ 13,213